Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of operating segments [line items]
Net interest income	$ 3,535		$ 3,217	$ 10,441	$ 9,524
Non-interest revenue	3,654		3,449	8,759	9,872
Total Revenue	7,189	$ 5,264	6,666	19,200	19,396
Provision for (recovery of) credit losses	1,054	1,118	306	2,521	619
Insurance claims, commissions and changes in policy benefit liabilities	1,189	(197)	887	1,708	2,374
Depreciation and amortization	400		301	1,211	895
Other non-interest expense	3,044		3,190	9,418	9,748
Income Before Provision for Income Taxes	1,502	827	1,982	4,342	5,760
Provision for (recovery of) income taxes	270	138	425	829	1,196
Reported net income (loss)	1,232	$ 689	1,557	3,513	4,564
Average Assets	977,764		836,963	935,517	826,104
Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	446		243	1,183	520
Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	608		63	1,338	99
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,509		1,500	4,561	4,342
Non-interest revenue	453		543	1,443	1,564
Total Revenue	1,962		2,043	6,004	5,906
Provision for (recovery of) credit losses	570		204	1,219	462
Depreciation and amortization	117		87	373	250
Other non-interest expense	843		874	2,549	2,610
Income Before Provision for Income Taxes	432		878	1,863	2,584
Provision for (recovery of) income taxes	112		228	482	670
Reported net income (loss)	320		650	1,381	1,914
Average Assets	252,028		239,948	251,325	235,562
Canadian P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	257		174	607	410
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	313		30	612	52
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,107		1,066	3,287	3,160
Non-interest revenue	292		298	912	858
Total Revenue	1,399		1,364	4,199	4,018
Provision for (recovery of) credit losses	332		98	680	127
Depreciation and amortization	131		111	417	338
Other non-interest expense	621		693	1,913	2,008
Income Before Provision for Income Taxes	315		462	1,189	1,545
Provision for (recovery of) income taxes	52		94	236	327
Reported net income (loss)	263		368	953	1,218
Average Assets	140,615		129,098	139,196	124,590
US P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	109		61	365	94
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	223		37	315	33
BMO Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	229		237	672	699
Non-interest revenue	2,255		1,876	4,727	5,396
Total Revenue	2,484		2,113	5,399	6,095
Provision for (recovery of) credit losses	8		(2)	17
Insurance claims, commissions and changes in policy benefit liabilities	1,189		887	1,708	2,374
Depreciation and amortization	93		68	250	200
Other non-interest expense	744		817	2,387	2,463
Income Before Provision for Income Taxes	450		343	1,037	1,058
Provision for (recovery of) income taxes	109		93	261	265
Reported net income (loss)	341		250	776	793
Average Assets	46,308		41,891	45,234	40,345
BMO Wealth Management [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	1			4	1
BMO Wealth Management [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	7		(2)	13	(1)
BMO capital markets [member]
Disclosure of operating segments [line items]
Net interest income	952		537	2,503	1,695
Non-interest revenue	576		670	1,445	1,885
Total Revenue	1,528		1,207	3,948	3,580
Provision for (recovery of) credit losses	137		10	595	40
Depreciation and amortization	59		35	171	107
Other non-interest expense	766		764	2,264	2,380
Income Before Provision for Income Taxes	566		398	918	1,053
Provision for (recovery of) income taxes	140		84	210	233
Reported net income (loss)	426		314	708	820
Average Assets	379,131		343,292	370,363	342,829
BMO capital markets [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	79		7	205	20
BMO capital markets [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	58		3	390	20
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(262)		(123)	(582)	(372)
Non-interest revenue	78		62	232	169
Total Revenue	(184)		(61)	(350)	(203)
Provision for (recovery of) credit losses	7		(4)	10	(10)
Other non-interest expense	70		42	305	287
Income Before Provision for Income Taxes	(261)		(99)	(665)	(480)
Provision for (recovery of) income taxes	(143)		(74)	(360)	(299)
Reported net income (loss)	(118)		(25)	(305)	(181)
Average Assets	159,682		82,734	129,399	82,778
Corporate services [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses			1	2	(5)
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	$ 7		$ (5)	$ 8	$ (5)